General (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
General [Line Items]
Operating loss	$ (3,679)	$ (2,932)	$ (5,883)
Cash flows from operating activities	(2,197)	(3,233)	(5,887)
Accumulated deficit	(72,133)	$ (66,449)	$ (68,691)
Evero Health Ltd [Member]
General [Line Items]
Cash flows from operating activities	$ (2,197)